LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2019 the aggregate annual principal payments required to be made under the Company’s debt facilities are as follows:

Debt payments in $'000s	Total	2020	2021	2022	2023	2024	More than 5 years
Senior Secured Credit Facility (1)	291,798	18,749	15,305	15,305	15,305	227,134	-
Financing of 2018 Newbuildings (2)	119,867	7,630	7,960	8,327	8,711	9,138	78,101
Total	411,665	26,379	23,265	23,632	24,016	236,272	78,101

(1)	Refers to obligation to repay indebtness outstanding as of December 31, 2019 under the 2019 Senior Secured Credit Facility
(2)	Refers to obligation to repay indebtness outstanding as of December 31, 2019 for financing of the 2018 Newbuildings